Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000229338
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond ETF
Trading Symbol	TAGG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about QM U.S. Bond ETF (the "fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market advanced for the 12-month reporting period and posted positive total returns. The U.S. Treasury yield curve steepened as rate cuts from the Federal Reserve pushed shorter-term yields lower, while concerns about an increasing fiscal deficit contributed to moderately higher longer-term yields.

  The fund’s overweight exposure to securitized credit sectors on a risk-adjusted basis, such as asset-backed and commercial mortgage-backed securities, aided the fund’s results relative to the Bloomberg U.S. Aggregate Bond Index as credit spreads in these shorter-duration sectors tightened relative to Treasuries. Security selection within the corporate bond sector also added value with contributions from a variety of corporate subsectors, including cable operators and banking. The fund also generated more yield, or carry, relative to its benchmark, which was beneficial.

  Duration management weighed on the fund relative to the benchmark. Positioning the fund, at times, to benefit from higher U.S. Treasury yields dragged on performance. The fund’s holdings in agency mortgage-backed securities also detracted over the reporting period.

  The fund seeks to provide a total return that exceeds the performance of the U.S. IG bond market. Over the period, the fund reduced its overall risk profile relative to the benchmark amid stretched valuations in credit markets and pivoted to a neutral stance in agency mortgage-backed securities. We added in areas that we believed looked more attractive, such as high-quality non-agency mortgage-backed securities and collateralized loan obligations. The fund maintained a mostly short-to-neutral duration position versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	ETF (Based on Net Asset Value)	Regulatory/Strategy Benchmark
9/28/21	10,000	10,000
10/31/21	9,992	10,007
1/31/22	9,788	9,796
4/30/22	9,045	9,060
7/31/22	9,152	9,195
10/31/22	8,384	8,438
1/31/23	8,936	8,977
4/30/23	8,979	9,021
7/31/23	8,835	8,885
10/31/23	8,422	8,468
1/31/24	9,123	9,165
4/30/24	8,851	8,889
7/31/24	9,314	9,338
10/31/24	9,334	9,361
1/31/25	9,333	9,355
4/30/25	9,581	9,602
7/31/25	9,632	9,654
10/31/25	9,917	9,938

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund	1 Year	Since Inception 9/28/21
QM U.S. Bond ETF (Based on Net Asset Value)	6.24%	-0.20%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	6.16%	-0.15%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Sep. 28, 2021
AssetsNet	$ 1,530,703,000
Holdings Count | Holding	1,521
Advisory Fees Paid, Amount	$ 707,000
InvestmentCompanyPortfolioTurnover	190.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,530,703 Number of Portfolio Holdings1,521 Investment Advisory Fees Paid (000s)$707 Portfolio Turnover Rate190.9%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	34.5%
Corporate Bonds	25.4
U.S. Government & Agency Mortgage-Backed Securities	25.4
Asset-Backed Securities	5.5
Non-U.S. Government Mortgage-Backed Securities	5.0
Foreign Government Obligations & Municipalities	1.4
Municipal Securities	1.4
Short-Term and Other	1.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	22.3%
U.S. Treasury Bonds	12.3
Federal National Mortgage Assn.	11.1
Federal Home Loan Mortgage	7.9
Government National Mortgage Assn.	5.8
Benchmark Mortgage Trust	0.8
JPMorgan Chase	0.7
UMBS, TBA	0.7
Bank of America	0.6
Wells Fargo	0.6

Material Fund Change [Text Block]